Document and Entity Information	Dec. 17, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001609351
Document Type	8-K
Document Period End Date	Dec. 17, 2019
Entity Registrant Name	Spark Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36819
Entity Tax Identification Number	46-2654405
Entity Address, Address Line One	3737 Market Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	888
Local Phone Number	772-7560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ONCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false